UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Hong T. Le

American Mutual Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Mutual Fund®

Semi-annual report for the six months ended April 30, 2021

We invest in
companies with
strong balance sheets
and a history of
paying dividends

American Mutual Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	30.18%	10.48%	10.36%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated January 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.54%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.60%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Mutual Fund for the periods ended April 30, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AMRMX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

7	Financial statements

10	Notes to financial statements

20	Financial highlights

Results at a glance

For periods ended April 30, 2021, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/21/50)

American Mutual Fund (Class A shares)	24.54%	30.94%	12.23%	11.05%	11.62%
Standard & Poor’s 500 Composite Index*	28.85	45.98	17.42	14.17	11.60

*	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

American Mutual Fund	1

Investment portfolio April 30, 2021	unaudited

Industry sector diversification	Percent of net assets

Common stocks 93.88%	Shares	Value (000)
Energy 5.66%
Baker Hughes Co., Class A	3,243,552	$65,131
Canadian Natural Resources, Ltd. (CAD denominated)	5,661,804	171,860
Chevron Corp.	9,175,523	945,721
ConocoPhillips	17,596,836	899,902
Enbridge Inc.	4,637,088	178,853
Enbridge Inc. (CAD denominated)	3,097,661	119,481
EOG Resources, Inc.	9,605,172	707,325
Exxon Mobil Corp.	1,793,290	102,648
Royal Dutch Shell PLC, Class A (ADR)[1]	4,465,564	169,691
Schlumberger Ltd.	1,608,629	43,513
Suncor Energy Inc.	5,123,125	109,577
TC Energy Corp.	6,440,131	318,593
TC Energy Corp. (CAD denominated)	12,670,118	626,832
		4,459,127

Materials 4.22%
Air Products and Chemicals, Inc.	1,874,259	540,686
Barrick Gold Corp.	4,231,608	89,922
Linde PLC	6,034,051	1,724,773
LyondellBasell Industries NV	5,434,057	563,729
Newmont Corp.	309,656	19,326
Nutrien Ltd.	3,111,992	171,751
PPG Industries, Inc.	1,258,027	215,424
		3,325,611

Industrials 12.42%
ABB Ltd.	4,561,972	148,111
Air Lease Corp., Class A	407,252	19,023
AMETEK, Inc.	313,265	42,269
BAE Systems PLC (ADR)	575,524	16,201
Carrier Global Corp.	5,255,657	229,041
Caterpillar Inc.	2,163,677	493,556
CSX Corp.	6,398,324	644,631
Cummins Inc.	1,298,762	327,340
Deere & Company	199,563	74,008
Emerson Electric Co.	679,664	61,503
General Dynamics Corp.	3,687,944	701,557
Honeywell International Inc.	1,979,867	441,589
Illinois Tool Works Inc.	2,943,095	678,266
Johnson Controls International PLC	1,794,829	111,890
L3Harris Technologies, Inc.	1,063,001	222,412
Lockheed Martin Corp.	1,704,945	648,834
ManpowerGroup Inc.	752,831	91,010
Norfolk Southern Corp.	2,280,505	636,808
Northrop Grumman Corp.	802,941	284,594
Otis Worldwide Corp.	992,578	77,292

2	American Mutual Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Raytheon Technologies Corp.	15,671,836	$1,304,524
RELX PLC (ADR)	1,983,621	51,733
Stanley Black & Decker, Inc.	1,296,814	268,142
Union Pacific Corp.	3,813,678	846,980
United Parcel Service, Inc., Class B	2,898,753	590,940
Waste Connections, Inc.	1,706,265	203,233
Waste Management, Inc.	4,157,999	573,679
		9,789,166

Consumer discretionary 4.60%
Dollar General Corp.	1,019,594	218,958
Hasbro, Inc.	3,168,863	315,143
Home Depot, Inc.	5,240,163	1,696,084
Lowe’s Companies, Inc.	882,164	173,125
McDonald’s Corp.	1,646,795	388,775
NIKE, Inc., Class B	303,127	40,201
TJX Companies, Inc.	2,698,806	191,615
VF Corp.	2,063,782	180,911
Williams-Sonoma, Inc.	2,490,384	425,233
		3,630,045

Consumer staples 7.16%
Church & Dwight Co., Inc.	2,731,510	234,200
Coca-Cola Company	3,843,182	207,455
Colgate-Palmolive Company	991,012	79,975
General Mills, Inc.	16,176,496	984,501
Keurig Dr Pepper Inc.	26,646,727	955,285
Kroger Co.	3,309,624	120,934
McCormick & Co., Inc., nonvoting shares	2,907,485	262,720
Mondelez International, Inc.	15,335,275	932,538
PepsiCo, Inc.	6,056,548	873,112
Procter & Gamble Company	7,461,373	995,496
		5,646,216

Health care 16.57%
Abbott Laboratories	13,224,896	1,588,046
AbbVie Inc.	9,158,520	1,021,175
AmerisourceBergen Corp.	681,100	82,277
Amgen Inc.	7,273,971	1,743,134
AstraZeneca PLC (ADR)[1]	7,517,930	398,977
Baxter International Inc.	876,179	75,080
CVS Health Corp.	3,241,524	247,652
Danaher Corp.	696,757	176,935
Eli Lilly and Company	3,284,756	600,355
Gilead Sciences, Inc.	31,592,302	2,005,163
GlaxoSmithKline PLC (ADR)[1]	17,644,050	658,829
Johnson & Johnson	1,427,719	232,333
Medtronic PLC	5,068,525	663,571
Merck & Co., Inc.	10,897,132	811,836
Novartis AG	769,084	65,653
Novartis AG (ADR)	897,115	76,470
Pfizer Inc.	2,707,116	104,630
Roche Holding AG (ADR)	1,834,400	74,678
Stryker Corp.	831,452	218,364
Thermo Fisher Scientific Inc.	224,764	105,691
UnitedHealth Group Inc.	3,853,189	1,536,652
Zimmer Biomet Holdings, Inc.	3,261,226	577,759
		13,065,260

Financials 13.19%
American International Group, Inc.	4,201,117	203,544
Aon PLC, Class A	1,379,983	346,983
Bank of America Corp.	7,148,387	289,724
Berkshire Hathaway Inc., Class B2	249,149	68,504
BlackRock, Inc.	476,461	390,365
Chubb Ltd.	1,982,172	340,121
Citigroup Inc.	2,647,475	188,606
CME Group Inc., Class A	3,231,558	652,742

American Mutual Fund	3

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Great-West Lifeco Inc. (CAD denominated)	9,765,929	$283,169
Intercontinental Exchange, Inc.	3,339,554	393,099
JPMorgan Chase & Co.	9,906,852	1,523,773
KeyCorp	16,519,965	359,474
Marsh & McLennan Companies, Inc.	4,483,317	608,386
Moody’s Corp.	35,966	11,751
Nasdaq, Inc.	231,360	37,374
National Bank of Canada	1,709,269	124,265
PNC Financial Services Group, Inc.	4,641,499	867,728
Principal Financial Group, Inc.	3,289,422	210,095
Progressive Corp.	1,993,589	200,834
S&P Global Inc.	726,992	283,810
State Street Corp.	3,905,769	327,889
Toronto-Dominion Bank	1,547,138	106,366
Toronto-Dominion Bank (CAD denominated)	12,413,617	853,395
Travelers Companies, Inc.	2,597,599	401,745
Truist Financial Corp.	13,600,988	806,675
U.S. Bancorp	4,671,035	277,226
Wells Fargo & Company	2,936,582	132,293
Willis Towers Watson PLC	421,570	109,128
		10,399,064

Information technology 13.85%
Accenture PLC, Class A	2,361,843	684,864
Amphenol Corp., Class A	3,098,166	208,630
Analog Devices, Inc.	2,382,163	364,852
Apple Inc.	8,304,585	1,091,721
Applied Materials, Inc.	1,035,754	137,455
Automatic Data Processing, Inc.	1,062,938	198,759
Cisco Systems, Inc.	6,388,947	325,261
Fidelity National Information Services, Inc.	1,232,517	188,452
Intel Corp.	11,003,351	633,023
Intuit Inc.	376,914	155,349
KLA Corp.	867,207	273,474
Mastercard Inc., Class A	865,116	330,526
Microsoft Corp.	12,740,860	3,212,991
NetApp, Inc.	4,940,855	369,032
Paychex, Inc.	5,267,725	513,551
QUALCOMM Inc.	2,092,260	290,406
Samsung Electronics Co., Ltd. (GDR)	16,945	30,857
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,755,986	438,474
Texas Instruments Inc.	4,262,514	769,426
Visa Inc., Class A	1,435,521	335,280
Western Union Company	14,144,698	364,367
		10,916,750

Communication services 5.72%
Activision Blizzard, Inc.	1,014,353	92,499
AT&T Inc.	2,317,549	72,794
BCE Inc.	7,452,708	352,278
Comcast Corp., Class A	45,092,787	2,531,960
Electronic Arts Inc.	286,135	40,654
Omnicom Group Inc.	3,996,189	328,727
TELUS Corp.	21,945,355	455,279
Verizon Communications Inc.	10,940,463	632,249
		4,506,440

Utilities 7.61%
American Electric Power Company, Inc.	6,519,700	578,363
CenterPoint Energy, Inc.[3]	32,834,132	804,108
CMS Energy Corp.	3,849,630	247,878
Dominion Energy, Inc.	4,671,285	373,236
DTE Energy Company	2,901,938	406,329
Edison International	2,553,893	151,829
Entergy Corp.	2,515,949	274,968
Exelon Corp.	15,840,137	711,856
NextEra Energy, Inc.	8,517,892	660,222

4	American Mutual Fund

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Public Service Enterprise Group Inc.	10,766,083	$679,986
Sempra Energy	3,984,106	548,093
Xcel Energy Inc.	7,848,365	559,588
		5,996,456

Real estate 2.88%
Americold Realty Trust REIT	1,444,622	58,348
Crown Castle International Corp. REIT	2,153,077	407,061
Digital Realty Trust, Inc. REIT	7,621,107	1,176,013
Extra Space Storage Inc. REIT	858,226	127,610
Kimco Realty Corp. REIT	18,832,471	395,482
Prologis, Inc. REIT	922,752	107,528
		2,272,042

Total common stocks (cost: $46,527,221,000)		74,006,177

Preferred securities 0.05%
Financials 0.01%
U.S. Bancorp, Series F, 6.50% noncumulative preferred depositary shares	385,759	10,037

Information technology 0.04%
Samsung Electronics Co., Ltd., preferred shares (GDR)	20,950	34,568

Total preferred securities (cost: $27,812,000)		44,605

Convertible stocks 0.50%
Industrials 0.05%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	325,552	39,720

Health care 0.45%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	64,774	110,991
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	171,432	242,705
		353,696

Total convertible stocks (cost: $321,343,000)		393,416

Bonds, notes & other debt instruments 0.74%	Principal amount (000)
U.S. Treasury bonds & notes 0.71%
U.S. Treasury 1.375% 2021	$561,428	562,020

Corporate bonds, notes & loans 0.03%
Financials 0.03%
JPMorgan Chase & Co., Series I, junior subordinated, 3.656% (3-month USD-LIBOR + 3.47% on 7/30/2021)[4]	18,412	18,490

Total bonds, notes & other debt instruments (cost: $577,008,000)		580,510

Short-term securities 5.64%	Shares
Money market investments 4.81%
Capital Group Central Cash Fund 0.06%[3,5]	37,945,889	3,794,968

Money market investments purchased with cash collateral from securities on loan 0.83%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[5,6]	195,900,000	195,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[5,6]	163,300,000	163,300
Capital Group Central Cash Fund 0.06%[3,5,6]	796,247	79,633
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,6]	70,915,800	70,916

American Mutual Fund	5

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with cash collateral from securities on loan (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0%[5,6]	65,300,000	$65,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[5,6]	52,200,000	52,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[5,6]	19,500,000	19,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[5,6]	6,500,000	6,500
		653,249

Total short-term securities (cost: $4,447,759,000)		4,448,217
Total investment securities 100.81% (cost: $51,901,143,000)		79,472,925
Other assets less liabilities (0.81)%		(639,939)

Net assets 100.00%		$78,832,986

Investments in affiliates3

	Value of affiliates at 11/1/2020 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)
Common stocks 1.02%
Utilities 1.02%
CenterPoint Energy, Inc.	$633,969	$209,340		$150,838	$16,076	$95,561	$804,108	$9,726
Short-term securities 4.91%
Money market investments 4.81%
Capital Group Central Cash Fund 0.06%[5]	3,825,493	5,365,609		5,396,134	240	(240)	3,794,968	1,793
Money market investments purchased with cash collateral from securities on loan 0.10%
Capital Group Central Cash Fund 0.06%[5,6]	—	79,633	[7]				79,633	—	[8]
Total short-term securities							3,874,601
Total 5.93%					$16,316	$95,321	$4,678,709	$11,519

[1]	All or a portion of this security was on loan. The total value of all such securities was $711,748,000, which represented .90% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	Step bond; coupon rate may change at a later date.
[5]	Rate represents the seven-day yield at 4/30/2021.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Information not shown. Dividend income is included with securities lending income in the fund’s statement of operations.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

6	American Mutual Fund

Financial statements

Statement of assets and liabilities at April 30, 2021	unaudited
	(dollars in thousands)

Assets:
Investment securities, at value (includes $711,748 of investment securities on loan):
Unaffiliated issuers (cost: $47,425,481)	$74,794,216
Affiliated issuers (cost: $4,475,662)	4,678,709	$79,472,925
Cash		1,595
Cash denominated in currencies other than U.S. dollars (cost: $18,414)		18,414
Receivables for:
Sales of investments	66,332
Sales of fund’s shares	76,360
Dividends and interest	91,472
Other	100	234,264
		79,727,198
Liabilities:
Collateral for securities on loan		653,249
Payables for:
Purchases of investments	114,839
Repurchases of fund’s shares	97,630
Investment advisory services	14,805
Services provided by related parties	11,018
Trustees’ deferred compensation	2,369
Other	302	240,963
Net assets at April 30, 2021		$78,832,986

Net assets consist of:
Capital paid in on shares of beneficial interest		$49,600,992
Total distributable earnings		29,231,994
Net assets at April 30, 2021		$78,832,986

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (1,592,513 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$33,264,357	671,639		$49.53
Class C	1,063,216	21,824		48.72
Class T	13	—	*	49.53
Class F-1	1,449,921	29,424		49.28
Class F-2	12,382,067	250,106		49.51
Class F-3	4,443,336	89,751		49.51
Class 529-A	1,247,386	25,255		49.39
Class 529-C	51,312	1,044		49.14
Class 529-E	45,388	923		49.17
Class 529-T	16	—	*	49.54
Class 529-F-1	12	—	*	49.47
Class 529-F-2	123,644	2,497		49.53
Class 529-F-3	13	—	*	49.52
Class R-1	57,895	1,183		48.93
Class R-2	251,344	5,145		48.85
Class R-2E	30,458	618		49.31
Class R-3	560,240	11,415		49.08
Class R-4	859,009	17,412		49.33
Class R-5E	94,571	1,912		49.47
Class R-5	364,327	7,355		49.53
Class R-6	22,544,461	455,010		49.55

*	Amount less than one thousand.

See notes to financial statements.

American Mutual Fund	7

Financial statements (continued)

Statement of operations for the six months ended April 30, 2021	unaudited
	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,023; also includes $11,519 from affiliates)	$912,972
Interest	4,047
Securities lending income (net of fees)	1,102		$918,121
Fees and expenses*:
Investment advisory services	82,165
Distribution services	49,558
Transfer agent services	19,248
Administrative services	10,606
Reports to shareholders	112
Registration statement and prospectus	1,214
Trustees’ compensation	552
Auditing and legal	26
Custodian	590
Other	478
Total fees and expenses before reimbursement	164,549
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	—	†
Total fees and expenses after reimbursement			164,549
Net investment income			753,572

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments:
Unaffiliated issuers	1,691,361
Affiliated issuers	16,316
In-kind redemptions	36,548
Currency transactions	465		1,744,690
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	12,667,664
Affiliated issuers	95,321
Currency translations	(15)		12,762,970
Net realized gain and unrealized appreciation			14,507,660

Net increase in net assets resulting from operations			$15,261,232

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

8	American Mutual Fund

Financial statements (continued)

Statements of changes in net assets
	(dollars in thousands)

	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$753,572	$1,301,932
Net realized gain (loss)	1,744,690	(260,268)
Net unrealized appreciation (depreciation)	12,762,970	(1,754,366)
Net increase (decrease) in net assets resulting from operations	15,261,232	(712,702)

Distributions paid to shareholders	(737,801)	(3,039,870)

Net capital share transactions	3,330,538	4,839,517

Total increase in net assets	17,853,969	1,086,945

Net assets:
Beginning of period	60,979,017	59,892,072
End of period	$78,832,986	$60,979,017

*	Unaudited.

See notes to financial statements.

American Mutual Fund	9

Notes to financial statements	unaudited

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

10	American Mutual Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange

American Mutual Fund	11

Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,459,127	$—	$—	$4,459,127
Materials	3,325,611	—	—	3,325,611
Industrials	9,789,166	—	—	9,789,166
Consumer discretionary	3,630,045	—	—	3,630,045
Consumer staples	5,646,216	—	—	5,646,216
Health care	13,065,260	—	—	13,065,260
Financials	10,399,064	—	—	10,399,064
Information technology	10,916,750	—	—	10,916,750
Communication services	4,506,440	—	—	4,506,440
Utilities	5,996,456	—	—	5,996,456
Real estate	2,272,042	—	—	2,272,042
Preferred securities	44,605	—	—	44,605
Convertible stocks	393,416	—	—	393,416
Bonds, notes & other debt instruments	—	580,510	—	580,510
Short-term securities	4,448,217	—	—	4,448,217
Total	$78,892,415	$580,510	$—	$79,472,925

12	American Mutual Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Mutual Fund	13

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2021, the total value of securities on loan was $711,748,000, and the total value of collateral received was $728,966,000. Collateral received includes cash of $653,249,000 and U.S. government securities of $75,717,000. Investment securities purchased with cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net

14	American Mutual Fund

capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$136,663
Capital loss carryforward[1]	(202,319)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$27,946,171
Gross unrealized depreciation on investments	(422,975)
Net unrealized appreciation on investments	27,523,196
Cost of investments	51,949,729

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2021					Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$297,647		$—	$297,647		$592,645		$781,460		$1,374,105
Class C	6,294		—	6,294		15,511		33,059		48,570
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	13,599		—	13,599		27,720		37,376		65,096
Class F-2	117,123		—	117,123		198,177		224,672		422,849
Class F-3	43,565		—	43,565		67,938		70,054		137,992
Class 529-A	10,968		—	10,968		21,165		28,168		49,333
Class 529-C	304		—	304		1,401		3,525		4,926
Class 529-E	359		—	359		766		1,193		1,959
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	—	[2]	2,141		2,532		4,673
Class 529-F-2[3]	1,184		—	1,184		—		—		—
Class 529-F-3[3]	—	[2]	—	—	[2]	—		—		—
Class R-1	330		—	330		768		1,721		2,489
Class R-2	1,440		—	1,440		3,172		6,803		9,975
Class R-2E	201		—	201		382		626		1,008
Class R-3	4,212		—	4,212		9,039		14,878		23,917
Class R-4	7,337		—	7,337		12,989		17,522		30,511
Class R-5E	727		—	727		861		1,033		1,894
Class R-5	3,725		—	3,725		7,709		9,328		17,037
Class R-6	228,786		—	228,786		405,133		438,403		843,536
Total	$737,801		$—	$737,801		$1,367,517		$1,672,353		$3,039,870

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets

American Mutual Fund	15

and decreasing to 0.222% on such assets in excess of $55 billion. For the six months ended April 30, 2021, the investment advisory services fee was $82,165,000, which was equivalent to an annualized rate of 0.232% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2021, unreimbursed expenses subject to reimbursement totaled $4,784,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

16	American Mutual Fund

For the six months ended April 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$37,834		$10,491		$ 4,540		Not applicable
Class C	4,906		342		148		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	1,753		834		211		Not applicable
Class F-2	Not applicable		5,709		1,616		Not applicable
Class F-3	Not applicable		52		575		Not applicable
Class 529-A	1,322		356		170		$340
Class 529-C	234		16		7		15
Class 529-E	102		7		6		12
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*
Class 529-F-2	Not applicable		30		16		33
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	271		33		8		Not applicable
Class R-2	866		406		35		Not applicable
Class R-2E	81		28		4		Not applicable
Class R-3	1,263		391		76		Not applicable
Class R-4	926		375		111		Not applicable
Class R-5E	Not applicable		44		10		Not applicable
Class R-5	Not applicable		85		50		Not applicable
Class R-6	Not applicable		49		3,023		Not applicable
Total class-specific expenses	$49,558		$19,248		$10,606		$400

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $552,000 in the fund’s statement of operations reflects $214,000 in current fees (either paid in cash or deferred) and a net increase of $338,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $560,810,000 and $236,463,000, respectively, which generated $64,556,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2021.

American Mutual Fund	17

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021
Class A	$1,647,726	35,755		$290,216		6,363		$(1,741,883)	(38,218)	$196,059	3,900
Class C	105,875	2,338		6,265		140		(144,314)	(3,202)	(32,174)	(724)
Class T	—	—		—		—		—	—	—	—
Class F-1	164,610	3,627		13,382		295		(285,126)	(6,181)	(107,134)	(2,259)
Class F-2	2,152,575	46,922		114,568		2,510		(1,113,528)	(24,236)	1,153,615	25,196
Class F-3	828,550	18,103		42,760		937		(354,453)	(7,677)	516,857	11,363
Class 529-A	86,193	1,885		10,967		241		(85,202)	(1,881)	11,958	245
Class 529-C	5,586	123		303		7		(11,191)	(247)	(5,302)	(117)
Class 529-E	2,876	63		358		8		(3,675)	(82)	(441)	(11)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	11	—	[2]	—	[2]	—	[2]	(11)	— [2]	— [2]	— [2]
Class 529-F-2	15,654	345		1,184		26		(8,840)	(195)	7,998	176
Class 529-F-3	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	4,310	95		330		7		(8,632)	(193)	(3,992)	(91)
Class R-2	29,743	655		1,439		32		(34,568)	(766)	(3,386)	(79)
Class R-2E	5,575	122		201		5		(4,339)	(97)	1,437	30
Class R-3	71,256	1,559		4,202		93		(65,010)	(1,433)	10,448	219
Class R-4	210,074	4,620		7,325		161		(111,868)	(2,467)	105,531	2,314
Class R-5E	44,663	975		727		16		(6,331)	(137)	39,059	854
Class R-5	56,314	1,239		3,720		81		(45,955)	(1,001)	14,079	319
Class R-6	3,142,960	67,760		228,521		5,004		(1,945,555)	(40,768)	1,425,926	31,996
Total net increase (decrease)	$8,574,551	186,186		$726,468		15,926		$(5,970,481)	(128,781)	$3,330,538	73,331

See end of table for footnotes.

18	American Mutual Fund

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020
Class A	$2,865,162	71,486		$1,343,481	32,412		$(3,787,246)	(94,442)	$421,397	9,456
Class C	177,447	4,478		48,148	1,167		(449,468)	(11,278)	(223,873)	(5,633)
Class T	—	—		—	—		—	—	—	—
Class F-1	369,916	9,238		64,051	1,553		(428,333)	(10,751)	5,634	40
Class F-2	3,426,231	85,205		413,672	10,017		(2,327,679)	(58,170)	1,512,224	37,052
Class F-3	1,382,126	34,052		135,124	3,279		(631,572)	(15,821)	885,678	21,510
Class 529-A	179,082	4,408		49,322	1,193		(176,478)	(4,312)	51,926	1,289
Class 529-C	13,732	339		4,922	118		(94,698)	(2,358)	(76,044)	(1,901)
Class 529-E	5,357	133		1,959	47		(10,368)	(255)	(3,052)	(75)
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	24,634	596		4,674	113		(113,274)	(2,812)	(83,966)	(2,103)
Class 529-F-2[3]	93,225	2,321		—	—		—	—	93,225	2,321
Class 529-F-3[3]	10	—	[2]	—	—		—	—	10	— [2]
Class R-1	8,115	203		2,487	60		(18,617)	(459)	(8,015)	(196)
Class R-2	47,385	1,181		9,965	241		(80,069)	(1,993)	(22,719)	(571)
Class R-2E	9,252	227		1,008	24		(6,925)	(172)	3,335	79
Class R-3	100,293	2,492		23,883	578		(192,412)	(4,730)	(68,236)	(1,660)
Class R-4	166,841	4,117		30,486	737		(186,092)	(4,563)	11,235	291
Class R-5E	23,652	573		1,893	46		(13,436)	(326)	12,109	293
Class R-5	92,428	2,260		17,022	412		(142,582)	(3,513)	(33,132)	(841)
Class R-6	3,109,037	77,543		843,113	20,442		(1,590,370)	(38,945)	2,361,780	59,040
Total net increase (decrease)	$12,093,925	300,852		$2,995,211	72,439		$(10,249,619)	(254,900)	$4,839,517	118,391

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,784,010,000 and $10,298,529,000, respectively, during the six months ended April 30, 2021.

American Mutual Fund	19

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[5,6]	$40.16	$.46	$9.36	$9.82	$(.45)	$—	$(.45)	$49.53	24.54%[7]		$33,264		.59%[8]		.59%[8]		2.01%[8]
10/31/2020	42.78	.84	(1.38)	(.54)	(.89)	(1.19)	(2.08)	40.16	(1.35)		26,817		.60		.60		2.04
10/31/2019	40.95	.88	3.46	4.34	(.87)	(1.64)	(2.51)	42.78	11.39		28,162		.59		.59		2.16
10/31/2018	40.97	.84	1.64	2.48	(.83)	(1.67)	(2.50)	40.95	6.11		25,509		.58		.58		2.03
10/31/2017	36.08	.82	5.87	6.69	(.79)	(1.01)	(1.80)	40.97	19.02		25,571		.58		.58		2.12
10/31/2016	36.18	.76	1.35	2.11	(.76)	(1.45)	(2.21)	36.08	6.33		22,919		.59		.59		2.16
Class C:
4/30/2021[5,6]	39.51	.28	9.22	9.50	(.29)	—	(.29)	48.72	24.10	[7]	1,063		1.33	[8]	1.33	[8]	1.27	[8]
10/31/2020	42.11	.53	(1.36)	(.83)	(.58)	(1.19)	(1.77)	39.51	(2.10)		891		1.34		1.34		1.31
10/31/2019	40.34	.56	3.41	3.97	(.56)	(1.64)	(2.20)	42.11	10.54		1,187		1.36		1.36		1.39
10/31/2018	40.40	.51	1.60	2.11	(.50)	(1.67)	(2.17)	40.34	5.26		1,137		1.37		1.37		1.24
10/31/2017	35.60	.51	5.78	6.29	(.48)	(1.01)	(1.49)	40.40	18.09		1,201		1.38		1.38		1.33
10/31/2016	35.72	.48	1.33	1.81	(.48)	(1.45)	(1.93)	35.60	5.52		1,156		1.39		1.39		1.36
Class T:
4/30/2021[5,6]	40.17	.51	9.35	9.86	(.50)	—	(.50)	49.53	24.66	[7,9]	—	[10]	.33	[8,9]	.33	[8,9]	2.26	[8,9]
10/31/2020	42.79	.94	(1.37)	(.43)	(1.00)	(1.19)	(2.19)	40.17	(1.09)[9]		—	[10]	.34	[9]	.34	[9]	2.30	[9]
10/31/2019	40.96	.98	3.45	4.43	(.96)	(1.64)	(2.60)	42.79	11.63	[9]	—	[10]	.36	[9]	.36	[9]	2.40	[9]
10/31/2018	40.98	.93	1.63	2.56	(.91)	(1.67)	(2.58)	40.96	6.34	[9]	—	[10]	.36	[9]	.36	[9]	2.25	[9]
10/31/2017[5,11]	38.30	.48	2.62	3.10	(.42)	—	(.42)	40.98	8.13	[7,9]	—	[10]	.38	[8,9]	.38	[8,9]	2.15	[8,9]
Class F-1:
4/30/2021[5,6]	39.96	.44	9.32	9.76	(.44)	—	(.44)	49.28	24.51	[7]	1,450		.64	[8]	.64	[8]	1.96	[8]
10/31/2020	42.58	.82	(1.38)	(.56)	(.87)	(1.19)	(2.06)	39.96	(1.41)		1,266		.64		.64		2.00
10/31/2019	40.77	.85	3.44	4.29	(.84)	(1.64)	(2.48)	42.58	11.31		1,347		.66		.66		2.09
10/31/2018	40.80	.80	1.63	2.43	(.79)	(1.67)	(2.46)	40.77	6.02		1,199		.66		.66		1.95
10/31/2017	35.93	.78	5.85	6.63	(.75)	(1.01)	(1.76)	40.80	18.93		1,385		.67		.67		2.04
10/31/2016	36.04	.73	1.34	2.07	(.73)	(1.45)	(2.18)	35.93	6.25		1,384		.67		.67		2.08
Class F-2:
4/30/2021[5,6]	40.14	.50	9.37	9.87	(.50)	—	(.50)	49.51	24.69	[7]	12,382		.38	[8]	.38	[8]	2.22	[8]
10/31/2020	42.77	.92	(1.38)	(.46)	(.98)	(1.19)	(2.17)	40.14	(1.15)		9,029		.38		.38		2.25
10/31/2019	40.94	.96	3.46	4.42	(.95)	(1.64)	(2.59)	42.77	11.60		8,034		.40		.40		2.34
10/31/2018	40.97	.91	1.63	2.54	(.90)	(1.67)	(2.57)	40.94	6.28		5,778		.40		.40		2.20
10/31/2017	36.07	.88	5.88	6.76	(.85)	(1.01)	(1.86)	40.97	19.26		4,297		.41		.41		2.27
10/31/2016	36.17	.82	1.35	2.17	(.82)	(1.45)	(2.27)	36.07	6.53		3,084		.42		.42		2.32
Class F-3:
4/30/2021[5,6]	40.14	.53	9.36	9.89	(.52)	—	(.52)	49.51	24.75	[7]	4,443		.27	[8]	.27	[8]	2.32	[8]
10/31/2020	42.77	.96	(1.38)	(.42)	(1.02)	(1.19)	(2.21)	40.14	(1.04)		3,147		.28		.28		2.35
10/31/2019	40.94	1.00	3.46	4.46	(.99)	(1.64)	(2.63)	42.77	11.72		2,433		.30		.29		2.44
10/31/2018	40.97	.95	1.63	2.58	(.94)	(1.67)	(2.61)	40.94	6.38		1,577		.31		.31		2.29
10/31/2017[5,12]	37.54	.69	3.40	4.09	(.66)	—	(.66)	40.97	10.96	[7]	1,042		.30	[8]	.30	[8]	2.29	[8]
Class 529-A:
4/30/2021[5,6]	40.05	.45	9.33	9.78	(.44)	—	(.44)	49.39	24.52	[7]	1,247		.63	[8]	.63	[8]	1.97	[8]
10/31/2020	42.67	.82	(1.38)	(.56)	(.87)	(1.19)	(2.06)	40.05	(1.39)		1,002		.64		.64		2.00
10/31/2019	40.85	.85	3.45	4.30	(.84)	(1.64)	(2.48)	42.67	11.30		1,012		.66		.66		2.09
10/31/2018	40.88	.80	1.63	2.43	(.79)	(1.67)	(2.46)	40.85	6.01		928		.66		.66		1.95
10/31/2017	36.00	.79	5.86	6.65	(.76)	(1.01)	(1.77)	40.88	18.94		871		.66		.66		2.04
10/31/2016	36.10	.73	1.34	2.07	(.72)	(1.45)	(2.17)	36.00	6.25		749		.69		.69		2.06

See end of table for footnotes.

20	American Mutual Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
4/30/2021[5,6]	$39.85	$.28	$9.29	$9.57	$(.28)	$—	$(.28)	$49.14	24.07%[7]		$51		1.34%[8]		1.34%[8]		1.26%[8]
10/31/2020	42.43	.54	(1.39)	(.85)	(.54)	(1.19)	(1.73)	39.85	(2.13)		46		1.38		1.38		1.33
10/31/2019	40.63	.55	3.42	3.97	(.53)	(1.64)	(2.17)	42.43	10.47		130		1.40		1.40		1.36
10/31/2018	40.64	.49	1.61	2.10	(.44)	(1.67)	(2.11)	40.63	5.22		140		1.42		1.42		1.20
10/31/2017	35.80	.49	5.82	6.31	(.46)	(1.01)	(1.47)	40.64	18.04		197		1.43		1.43		1.27
10/31/2016	35.91	.46	1.33	1.79	(.45)	(1.45)	(1.90)	35.80	5.43		176		1.46		1.46		1.30
Class 529-E:
4/30/2021[5,6]	39.87	.39	9.30	9.69	(.39)	—	(.39)	49.17	24.39	[7]	46		.85	[8]	.85	[8]	1.75	[8]
10/31/2020	42.48	.73	(1.37)	(.64)	(.78)	(1.19)	(1.97)	39.87	(1.62)		37		.86		.86		1.78
10/31/2019	40.68	.76	3.43	4.19	(.75)	(1.64)	(2.39)	42.48	11.05		43		.88		.88		1.87
10/31/2018	40.72	.70	1.62	2.32	(.69)	(1.67)	(2.36)	40.68	5.77		41		.89		.89		1.71
10/31/2017	35.87	.69	5.83	6.52	(.66)	(1.01)	(1.67)	40.72	18.65		42		.90		.90		1.80
10/31/2016	35.97	.64	1.35	1.99	(.64)	(1.45)	(2.09)	35.87	6.02		36		.93		.93		1.83
Class 529-T:
4/30/2021[5,6]	40.17	.50	9.36	9.86	(.49)	—	(.49)	49.54	24.66	[7,9]	—	[10]	.39	[8,9]	.39	[8,9]	2.21	[8,9]
10/31/2020	42.79	.93	(1.38)	(.45)	(.98)	(1.19)	(2.17)	40.17	(1.13)[9]		—	[10]	.39	[9]	.39	[9]	2.25	[9]
10/31/2019	40.95	.96	3.46	4.42	(.94)	(1.64)	(2.58)	42.79	11.60	[9]	—	[10]	.41	[9]	.41	[9]	2.34	[9]
10/31/2018	40.98	.91	1.62	2.53	(.89)	(1.67)	(2.56)	40.95	6.25	[9]	—	[10]	.42	[9]	.42	[9]	2.19	[9]
10/31/2017[5,11]	38.30	.47	2.62	3.09	(.41)	—	(.41)	40.98	8.11	[7,9]	—	[10]	.43	[8,9]	.43	[8,9]	2.10	[8,9]
Class 529-F-1:
4/30/2021[5,6]	40.12	.49	9.35	9.84	(.49)	—	(.49)	49.47	24.63	[7,9]	—	[10]	.43	[8,9]	.43	[8,9]	2.13	[8,9]
10/31/2020	42.75	.92	(1.39)	(.47)	(.97)	(1.19)	(2.16)	40.12	(1.15)[9]		—	[10]	.40	[9]	.40	[9]	2.23	[9]
10/31/2019	40.92	.95	3.46	4.41	(.94)	(1.64)	(2.58)	42.75	11.56		90		.42		.42		2.33
10/31/2018	40.94	.90	1.64	2.54	(.89)	(1.67)	(2.56)	40.92	6.27		78		.43		.43		2.17
10/31/2017	36.05	.87	5.87	6.74	(.84)	(1.01)	(1.85)	40.94	19.20		70		.44		.44		2.26
10/31/2016	36.15	.81	1.34	2.15	(.80)	(1.45)	(2.25)	36.05	6.48		60		.46		.46		2.29
Class 529-F-2:
4/30/2021[5,6]	40.16	.50	9.36	9.86	(.49)	—	(.49)	49.53	24.66	[7]	124		.38	[8]	.38	[8]	2.21	[8]
10/31/2020[5,13]	40.16	—	—	—	—	—	—	40.16	—		93		—		—		—
Class 529-F-3:
4/30/2021[5,6]	40.16	.51	9.36	9.87	(.51)	—	(.51)	49.52	24.68	[7]	—	[10]	.44	[8]	.33	[8]	2.26	[8]
10/31/2020[5,13]	40.16	—	—	—	—	—	—	40.16	—		—	[10]	—		—		—
Class R-1:
4/30/2021[5,6]	39.68	.27	9.25	9.52	(.27)	—	(.27)	48.93	24.06	[7]	58		1.39	[8]	1.39	[8]	1.21	[8]
10/31/2020	42.28	.50	(1.35)	(.85)	(.56)	(1.19)	(1.75)	39.68	(2.16)		51		1.40		1.40		1.24
10/31/2019	40.50	.54	3.42	3.96	(.54)	(1.64)	(2.18)	42.28	10.48		62		1.41		1.41		1.34
10/31/2018	40.54	.49	1.61	2.10	(.47)	(1.67)	(2.14)	40.50	5.23		58		1.42		1.42		1.20
10/31/2017	35.71	.49	5.81	6.30	(.46)	(1.01)	(1.47)	40.54	18.06		69		1.41		1.41		1.29
10/31/2016	35.83	.47	1.33	1.80	(.47)	(1.45)	(1.92)	35.71	5.46		68		1.43		1.43		1.33

See end of table for footnotes.

American Mutual Fund	21

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2021[5,6]	$39.63	$.27	$9.23	$9.50	$(.28)	$—	$(.28)	$48.85	24.03%[7]	$251		1.37%[8]		1.37%[8]		1.23%[8]
10/31/2020	42.22	.51	(1.34)	(.83)	(.57)	(1.19)	(1.76)	39.63	(2.11)	207		1.38		1.38		1.26
10/31/2019	40.45	.55	3.41	3.96	(.55)	(1.64)	(2.19)	42.22	10.49	245		1.39		1.39		1.36
10/31/2018	40.50	.50	1.61	2.11	(.49)	(1.67)	(2.16)	40.45	5.26	237		1.39		1.39		1.22
10/31/2017	35.68	.50	5.81	6.31	(.48)	(1.01)	(1.49)	40.50	18.09	251		1.39		1.39		1.32
10/31/2016	35.81	.47	1.32	1.79	(.47)	(1.45)	(1.92)	35.68	5.45	244		1.41		1.41		1.34
Class R-2E:
4/30/2021[5,6]	39.99	.34	9.32	9.66	(.34)	—	(.34)	49.31	24.23 [7]	31		1.08	[8]	1.08	[8]	1.51	[8]
10/31/2020	42.60	.63	(1.36)	(.73)	(.69)	(1.19)	(1.88)	39.99	(1.84)	23		1.09		1.09		1.55
10/31/2019	40.79	.67	3.45	4.12	(.67)	(1.64)	(2.31)	42.60	10.83	22		1.10		1.10		1.64
10/31/2018	40.83	.62	1.62	2.24	(.61)	(1.67)	(2.28)	40.79	5.53	15		1.11		1.11		1.50
10/31/2017	35.97	.61	5.86	6.47	(.60)	(1.01)	(1.61)	40.83	18.42	12		1.10		1.10		1.58
10/31/2016	36.13	.56	1.38	1.94	(.65)	(1.45)	(2.10)	35.97	5.86	7		1.09		1.09		1.59
Class R-3:
4/30/2021[5,6]	39.81	.38	9.27	9.65	(.38)	—	(.38)	49.08	24.31 [7]	560		.92	[8]	.92	[8]	1.67	[8]
10/31/2020	42.41	.70	(1.36)	(.66)	(.75)	(1.19)	(1.94)	39.81	(1.67)	446		.93		.93		1.71
10/31/2019	40.62	.73	3.42	4.15	(.72)	(1.64)	(2.36)	42.41	10.97	545		.94		.94		1.81
10/31/2018	40.66	.68	1.62	2.30	(.67)	(1.67)	(2.34)	40.62	5.71	535		.95		.95		1.66
10/31/2017	35.81	.67	5.84	6.51	(.65)	(1.01)	(1.66)	40.66	18.62	647		.95		.95		1.76
10/31/2016	35.93	.63	1.33	1.96	(.63)	(1.45)	(2.08)	35.81	5.93	601		.97		.97		1.78
Class R-4:
4/30/2021[5,6]	40.01	.45	9.31	9.76	(.44)	—	(.44)	49.33	24.50 [7]	859		.62	[8]	.62	[8]	1.97	[8]
10/31/2020	42.63	.82	(1.37)	(.55)	(.88)	(1.19)	(2.07)	40.01	(1.38)	604		.63		.63		2.01
10/31/2019	40.81	.86	3.45	4.31	(.85)	(1.64)	(2.49)	42.63	11.34	631		.64		.64		2.11
10/31/2018	40.84	.81	1.62	2.43	(.79)	(1.67)	(2.46)	40.81	6.03	616		.65		.65		1.96
10/31/2017	35.96	.80	5.85	6.65	(.76)	(1.01)	(1.77)	40.84	18.98	674		.64		.64		2.07
10/31/2016	36.07	.74	1.34	2.08	(.74)	(1.45)	(2.19)	35.96	6.26	653		.67		.67		2.10
Class R-5E:
4/30/2021[5,6]	40.12	.49	9.36	9.85	(.50)	—	(.50)	49.47	24.65 [7]	95		.40	[8]	.40	[8]	2.17	[8]
10/31/2020	42.74	.91	(1.36)	(.45)	(.98)	(1.19)	(2.17)	40.12	(1.14)	42		.40		.40		2.22
10/31/2019	40.92	.93	3.48	4.41	(.95)	(1.64)	(2.59)	42.74	11.59	33		.42		.42		2.28
10/31/2018	40.96	.89	1.64	2.53	(.90)	(1.67)	(2.57)	40.92	6.26	5		.44		.44		2.15
10/31/2017	36.07	.86	5.87	6.73	(.83)	(1.01)	(1.84)	40.96	19.15	—	[10]	.55		.48		2.22
10/31/2016[5,14]	36.41	.72	1.19	1.91	(.80)	(1.45)	(2.25)	36.07	5.76 [7]	—	[10]	.52	[8]	.52	[8]	2.18	[8]
Class R-5:
4/30/2021[5,6]	40.16	.52	9.36	9.88	(.51)	—	(.51)	49.53	24.70 [7]	364		.32	[8]	.32	[8]	2.28	[8]
10/31/2020	42.79	.95	(1.39)	(.44)	(1.00)	(1.19)	(2.19)	40.16	(1.09)	283		.32		.32		2.32
10/31/2019	40.96	.99	3.45	4.44	(.97)	(1.64)	(2.61)	42.79	11.66	337		.34		.34		2.41
10/31/2018	40.98	.94	1.63	2.57	(.92)	(1.67)	(2.59)	40.96	6.36	324		.35		.35		2.26
10/31/2017	36.08	.91	5.88	6.79	(.88)	(1.01)	(1.89)	40.98	19.33	354		.35		.35		2.35
10/31/2016	36.18	.85	1.35	2.20	(.85)	(1.45)	(2.30)	36.08	6.59	284		.36		.36		2.39
Class R-6:
4/30/2021[5,6]	40.18	.53	9.36	9.89	(.52)	—	(.52)	49.55	24.72 [7]	22,545		.27	[8]	.27	[8]	2.33	[8]
10/31/2020	42.80	.97	(1.37)	(.40)	(1.03)	(1.19)	(2.22)	40.18	(1.02)	16,995		.27		.27		2.36
10/31/2019	40.97	1.01	3.45	4.46	(.99)	(1.64)	(2.63)	42.80	11.71	15,579		.29		.29		2.45
10/31/2018	40.99	.96	1.63	2.59	(.94)	(1.67)	(2.61)	40.97	6.41	12,190		.30		.30		2.31
10/31/2017	36.09	.93	5.87	6.80	(.89)	(1.01)	(1.90)	40.99	19.38	10,309		.30		.30		2.39
10/31/2016	36.19	.86	1.35	2.21	(.86)	(1.45)	(2.31)	36.09	6.65	7,343		.30		.30		2.43

See end of table for footnotes.

22	American Mutual Fund

Financial highlights (continued)

	Six months ended	Year ended October 31,
	April 30, 2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[15]	15%	24%[16]	21%	16%	20%	18%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Includes the value of securities sold from redemptions of shares in-kind. The rate would have been 23% for the year ended October 31, 2020 if the value of securities sold from in-kind redemptions were excluded.

See notes to financial statements.

American Mutual Fund	23

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	American Mutual Fund

Expense example (continued)

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,245.38	$3.28	.59%
Class A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class C – actual return	1,000.00	1,241.00	7.39	1.33
Class C – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class T – actual return	1,000.00	1,246.62	1.84	.33
Class T – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class F-1 – actual return	1,000.00	1,245.11	3.56	.64
Class F-1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 – actual return	1,000.00	1,246.86	2.12	.38
Class F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 – actual return	1,000.00	1,247.45	1.50	.27
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 529-A – actual return	1,000.00	1,245.17	3.51	.63
Class 529-A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 529-C – actual return	1,000.00	1,240.74	7.44	1.34
Class 529-C – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class 529-E – actual return	1,000.00	1,243.90	4.73	.85
Class 529-E – assumed 5% return	1,000.00	1,020.58	4.26	.85
Class 529-T – actual return	1,000.00	1,246.58	2.17	.39
Class 529-T – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-F-1 – actual return	1,000.00	1,246.30	2.39	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-2 – actual return	1,000.00	1,246.62	2.12	.38
Class 529-F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 529-F-3 – actual return	1,000.00	1,246.77	1.84	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-1 – actual return	1,000.00	1,240.57	7.72	1.39
Class R-1 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 – actual return	1,000.00	1,240.30	7.61	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2E – actual return	1,000.00	1,242.32	6.00	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class R-3 – actual return	1,000.00	1,243.10	5.12	.92
Class R-3 – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-4 – actual return	1,000.00	1,245.04	3.45	.62
Class R-4 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5E – actual return	1,000.00	1,246.50	2.23	.40
Class R-5E – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-5 – actual return	1,000.00	1,247.02	1.78	.32
Class R-5 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-6 – actual return	1,000.00	1,247.22	1.50	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Mutual Fund	25

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

26	American Mutual Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Mutual Fund	27

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

28	American Mutual Fund

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies,

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By __/s/ Herbert Y. Poon___________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2021

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: June 30, 2021